Other Related Party Transactions (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
Due to related party			$ 24,993	$ 7,670
Due to Former Parent	$ 428,943	$ 12,500	$ 374,473	$ 417,349